ADVISORSHARES VICE ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.3%

Agriculture – 16.3%
Altria Group, Inc.	4,477	$172,991
British American Tobacco PLC (United Kingdom)(a)(b)	7,386	267,004
Imperial Brands PLC (United Kingdom)(b)	8,724	154,415
Philip Morris International, Inc.	2,693	201,948
Turning Point Brands, Inc.	16,783	468,246
Universal Corp.	4,612	193,151
Vector Group Ltd.	14,976	145,117
Total Agriculture		1,602,872

Apparel – 4.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(b)	5,020	473,035

Beverages – 27.7%
Ambev SA (Brazil)(b)	52,306	118,212
Anheuser-Busch InBev SA/NV (Belgium)(a)(b)	4,464	240,520
Boston Beer Co., Inc. (The), Class A*	1,172	1,035,298
Brown-Forman Corp., Class B	3,319	249,987
Constellation Brands, Inc., Class A	999	189,320
Craft Brew Alliance, Inc.*	19,859	327,872
Diageo PLC (United Kingdom)(b)	1,161	159,823
MGP Ingredients, Inc.	2,797	111,153
Molson Coors Beverage Co., Class B	2,528	84,840
NewAge, Inc.*	60,061	103,906
Pernod Ricard SA (France)(b)	3,127	99,626
Total Beverages		2,720,557

Electronics – 5.1%
PerkinElmer, Inc.	3,938	494,258

Entertainment – 3.1%
RCI Hospitality Holdings, Inc.(a)	15,056	307,142

Healthcare - Products – 13.4%
Abbott Laboratories	4,607	501,380
Thermo Fisher Scientific, Inc.	1,839	811,955
Total Healthcare - Products		1,313,335

Healthcare - Services – 3.9%
Catalent, Inc.*	4,500	385,470

Housewares – 4.2%
Scotts Miracle-Gro Co. (The)	2,671	408,423

Pharmaceuticals – 8.8%
AbbVie, Inc.	4,842	424,111
Novartis AG (Switzerland)(b)	5,049	439,061
Total Pharmaceuticals		863,172

Retail – 9.0%
BJ’s Restaurants, Inc.	10,977	323,163
Darden Restaurants, Inc.	3,227	325,088
Dave & Buster’s Entertainment, Inc.(a)	15,277	231,599
Total Retail		879,850
Total Common Stocks (Cost $8,632,580)		9,448,114

MONEY MARKET FUND – 4.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.02%(c) (Cost $391,681)	391,681	391,681

Investments	Principal	Value
REPURCHASE AGREEMENTS – 3.9%(d)
Citibank NA, dated 09/30/20, due 10/01/20, 0.08%, total to be received $133,589, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 06/15/22-01/01/50, totaling $136,000)	$133,589	$133,589
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.08%, total to be received $249,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 10/27/20-07/15/61, totaling $253,445)	249,000	249,000
Total Repurchase Agreements (Cost $382,589)		382,589

Total Investments – 104.2% (Cost $9,406,850)		10,222,384
Liabilities in Excess of Other Assets – (4.2%)		(408,862)
Net Assets – 100.0%		$9,813,522

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $738,848; the aggregate market value of the collateral held by the fund is $750,356. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $367,767.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,448,114	$–	$–	$9,448,114
Money Market Fund	391,681	–	–	391,681
Repurchase Agreements	–	382,589	–	382,589
Total	$9,839,795	$382,589	$–	$10,222,384

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	16.3%
Apparel	4.8
Beverages	27.7
Electronics	5.1
Entertainment	3.1
Healthcare - Products	13.4
Healthcare - Services	3.9
Housewares	4.2
Pharmaceuticals	8.8
Retail	9.0
Money Market Fund	4.0
Repurchase Agreements	3.9
Total Investments	104.2
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%